Summary Of Assets And Goodwill By Segment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Segment Reporting Information [Line Items]
Total assets	$ 5,082	$ 5,106	$ 5,217
Goodwill	1,633	1,626	1,595	1,700
Rigid Open Top
Segment Reporting Information [Line Items]
Total assets	1,801	1,773	1,818
Goodwill	681	681	681	682
Rigid Closed Top
Segment Reporting Information [Line Items]
Total assets	1,945	1,959	1,963
Goodwill	831	832	819	771
Engineered Materials
Segment Reporting Information [Line Items]
Total assets	818	873	841
Goodwill	82	73	55	134
Flexible Packaging
Segment Reporting Information [Line Items]
Total assets	518	501	595
Goodwill	39	40	40	113
Rigid Packaging
Segment Reporting Information [Line Items]
Total assets	3,746	3,732
Goodwill	$ 1,512	$ 1,513